Shareholder Report, Holdings (Details)	Aug. 31, 2025
Strategic Advisers International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Strategic Advisers International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Strategic Advisers International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Strategic Advisers International Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Strategic Advisers International Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Strategic Advisers International Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Strategic Advisers International Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers International Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Strategic Advisers International Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Strategic Advisers International Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Strategic Advisers International Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers International Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Strategic Advisers International Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers International Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Strategic Advisers International Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Strategic Advisers International Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Strategic Advisers International Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Strategic Advisers International Fund | France
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers International Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Strategic Advisers International Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers International Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers International Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers International Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers International Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Strategic Advisers International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	61.00%
Strategic Advisers International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Strategic Advisers International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Strategic Advisers Income Opportunities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Strategic Advisers Income Opportunities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Strategic Advisers Income Opportunities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Strategic Advisers Income Opportunities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Strategic Advisers Income Opportunities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Strategic Advisers Income Opportunities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers Income Opportunities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Income Opportunities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Income Opportunities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Income Opportunities Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Income Opportunities Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Income Opportunities Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Income Opportunities Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Strategic Advisers Income Opportunities Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Strategic Advisers Income Opportunities Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Income Opportunities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Income Opportunities Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Income Opportunities Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Income Opportunities Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity International Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Strategic Advisers Fidelity International Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Strategic Advisers Fidelity International Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Strategic Advisers Fidelity International Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Fidelity International Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Strategic Advisers Fidelity International Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Strategic Advisers Fidelity International Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Strategic Advisers Fidelity International Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Strategic Advisers Fidelity International Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Fidelity International Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity International Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Strategic Advisers Fidelity International Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Strategic Advisers Fidelity International Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Fidelity International Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Fidelity International Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Strategic Advisers Fidelity International Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Strategic Advisers Fidelity International Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Strategic Advisers Fidelity International Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Fidelity International Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers Fidelity International Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Strategic Advisers Fidelity International Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity International Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	60.40%
Strategic Advisers Fidelity International Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Strategic Advisers Fidelity International Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Fidelity International Fund | France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Strategic Advisers Fidelity International Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity International Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Fidelity International Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Strategic Advisers Fidelity International Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Strategic Advisers Fidelity International Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Strategic Advisers Fidelity International Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers Fidelity International Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Strategic Advisers Fidelity International Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Strategic Advisers Fidelity International Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity International Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Strategic Advisers Fidelity International Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Strategic Advisers Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Strategic Advisers Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Strategic Advisers Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Strategic Advisers Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Emerging Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Strategic Advisers Emerging Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Strategic Advisers Emerging Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers Emerging Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Emerging Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Strategic Advisers Emerging Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Strategic Advisers Emerging Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers Emerging Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers Emerging Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Strategic Advisers Emerging Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers Emerging Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers Emerging Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Strategic Advisers Emerging Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers Emerging Markets Fund | China
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Strategic Advisers Emerging Markets Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Strategic Advisers Emerging Markets Fund | India
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Strategic Advisers Emerging Markets Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers Emerging Markets Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Emerging Markets Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers Emerging Markets Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Emerging Markets Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Strategic Advisers Emerging Markets Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Strategic Advisers Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Emerging Markets Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Core Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Strategic Advisers Core Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Strategic Advisers Core Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Core Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Strategic Advisers Core Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Core Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Core Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Strategic Advisers Core Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Strategic Advisers Core Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Core Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers Core Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Strategic Advisers Core Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Strategic Advisers Core Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers Core Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Strategic Advisers Core Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Strategic Advisers Core Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Core Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Core Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Core Income Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Core Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers Core Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Strategic Advisers Core Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Strategic Advisers Core Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers Core Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Core Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers Core Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Strategic Advisers Core Income Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Core Income Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Core Income Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers Core Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers Core Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers Core Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Strategic Advisers Core Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Strategic Advisers Core Income Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Strategic Advisers Core Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Core Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Strategic Advisers Core Income Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Strategic Advisers Core Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Strategic Advisers Core Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Core Income Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Core Income Fund | AAOthersMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%